Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2022
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities
December 31 December 31
2022 2021
$ $
Accounts payable 6,065,996 5,457,259
Accrued liabilities 2,891,053 3,730,048
Sale commissions payable 1 904,724 737,364
Accounts payable to the controlling shareholder and CEO 254,097 144,506
10,115,870 10,069,177
19. Accounts payable and accrued liabilities
1
Sale commissions payable relate to the costs to obtain long-term contracts with clients.